S000047389 [Member] Investment Objectives and Goals - TCW Global Real Estate Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Global Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.